Document and Entity Information	Aug. 17, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001777946
Document Type	8-K
Document Period End Date	Aug. 17, 2021
Entity Registrant Name	LGL SYSTEMS ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39125
Entity Tax Identification Number	83-4599446
Entity Address, Address Line One	165 W. Liberty Street
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	(705)
Local Phone Number	393-9113
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	DFNS.U
Security Exchange Name	NYSE
Common Stock B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	DFNS
Security Exchange Name	NYSE
Redeemable Warrants Exercisable For Shares Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, exercisable for shares of Class A common stock
Trading Symbol	DFNS WS
Security Exchange Name	NYSE